Income Taxes (Details) - Schedule of income (loss) before income taxes - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of income (loss) before income taxes [Abstract]
Domestic			$ (19,694)	$ (16,852)
Foreign			86	102
Income (loss) before income taxes	$ (26,406)	$ (13,585)	$ (19,608)	$ (16,750)